INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 90,093	$ 88,615
Changes
Additions	22,380	14,062
Additions through business combination	4,323
Disposals	(67)	(1)
Amortization	(13,137)	(12,349)
Increase (Decrease) related to foreign currency translation	373	(1,020)
Other Increases (Decreases)	2,287	786
Changes Total	16,159	1,478
Closing Balance	106,252	90,093
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	26,545	26,747
Changes
Additions	17,908	6,369
Additions through business combination	223
Disposals	(67)	(1)
Amortization	(8,008)	(7,132)
Increase (Decrease) related to foreign currency translation	177	(287)
Other Increases (Decreases)	2,287	849
Changes Total	12,520	(202)
Closing Balance	39,065	26,545
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,966	5,697
Changes
Additions	0	269
Additions through business combination	0
Disposals	0	0
Amortization	0	0
Increase (Decrease) related to foreign currency translation	0	0
Other Increases (Decreases)	0	0
Changes Total	0	269
Closing Balance	5,966	5,966
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	41,634	47,144
Changes
Additions	0	0
Additions through business combination	2,800
Disposals	0	0
Amortization	(4,769)	(4,808)
Increase (Decrease) related to foreign currency translation	316	(702)
Other Increases (Decreases)	0	0
Changes Total	(1,653)	(5,510)
Closing Balance	39,981	41,634
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	15,948	9,027
Changes
Additions	4,472	7,424
Additions through business combination	1,300
Disposals	0	0
Amortization	(360)	(409)
Increase (Decrease) related to foreign currency translation	(120)	(31)
Other Increases (Decreases)	0	(63)
Changes Total	5,292	6,921
Closing Balance	$ 21,240	$ 15,948